Losses per share	6 Months Ended
Jun. 30, 2014
Losses per share [Abstract]
Losses per share
16. Losses per share:
The Company calculates basic and diluted losses per share as follows:

	Six month period ended June 30,
	2013			2014
	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips Inc.	(134,845)	-	-	(40,185)	-	-
Less: Allocation of undistributed earnings to non vested stock	(23)	-	-	(115)	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$ (134,868)	382,657,244	$ (0.35)	$ (40,300)	411,363,240	$ (0.10)

For the six month periods ended June 30, 2013 and 2014 and given that the Company incurred losses, the effect of including any potential common shares in the denominator of diluted per-share computations would have been anti-dilutive, and therefore, basic and diluted losses per share are the same.